Financial Instruments and Derivatives (Details) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Amounts of gains (losses) recognized as a result of derivative financial instruments
Realized gain on oil price hedges	$ 37,341	$ 733,830	$ 49,729	$ 402,256		$ 625,043	$ 570,233
Unrealized loss oil price hedges	$ (130,000)		$ 445,609	$ 398,840		$ 549,434	$ (398,840)